SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.29%	0.70%	1.50%
Risk-free interest rate, maximum	1.60%	2.90%	3.00%
Expected volatility, minimum	53.00%	43.00%	48.00%
Expected volatility, maximum	59.00%	55.00%	57.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise factor (as a percent)	110.00%	110.00%	150.00%
Forfeiture rate post vesting	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise factor (as a percent)	200.00%	230.00%	200.00%
Forfeiture rate post vesting	34.00%	34.00%	34.00%